Income Tax Expense - Summary of Deferred Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	¥ (116,468)		¥ (115,758)		$ (18,401)
Deferred tax assets	315,390		308,207		49,829
Reconciliation of deferred tax (expense) income	(25,770)	$ (4,071)	(48,946)	¥ (72,281)
Accelerated depreciation [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	(15,122)		(10,521)		(2,389)
Reconciliation of deferred tax (expense) income	(4,601)	(727)	373	(10,852)
Unremitted earnings from overseas source income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities			(437)
Reconciliation of deferred tax (expense) income			(25)
Interest receivable [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	(774)		(1,453)		(122)
Reconciliation of deferred tax (expense) income	679	107	(1,471)
Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income			2,326	(2,326)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	(100,572)		(103,347)		(15,890)
Reconciliation of deferred tax (expense) income	(29,031)	(4,587)	(16,628)	(12,549)
Deferred income tax liabilities [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income	(32,953)	(5,207)	(15,425)	(25,727)
Impairment of property, plant and equipment [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	12,319		2,876		1,946
Reconciliation of deferred tax (expense) income	9,443	1,492	(9,005)	409
Write-down of inventories [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	17,493		21,209		2,764
Reconciliation of deferred tax (expense) income	(3,716)	(587)	(4,421)	(3,867)
Allowance for doubtful account receivables [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	7,376		9,340		1,165
Reconciliation of deferred tax (expense) income	(1,964)	(310)	7,196	(3,361)
Accruals [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	204,730		185,952		32,346
Reconciliation of deferred tax (expense) income	18,778	2,967	(46,350)	17,253
Deferred income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	51,679		70,931		8,165
Reconciliation of deferred tax (expense) income	(19,252)	(3,042)	10,045	(44,232)
Write down of intangible asset [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income				(15,000)
Others [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets	21,793		17,899		$ 3,443
Reconciliation of deferred tax (expense) income	3,894	616	9,014	2,244
Deferred Tax Asset [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income	¥ 7,183	$ 1,136	¥ (33,521)	¥ (46,554)